UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Gramercy Funds Management LLC

Address:    20 Dayton Avenue
            Greenwich, CT  06830

13F File Number: 028-14946

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Tony Tessitore
Title:      Managing Director
Phone:      (203) 552-1908

Signature, Place and Date of Signing:


 /s/ Tony Tessitore           Greenwich, Connecticut         August 7, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $245,672
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                          COLUMN 2     COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                   TITLE                      VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP       (X1000)   PRN AMT   PRN CALL  DISCRETION  MANGRS   SOLE     SHARED NONE
--------------                   --------        -----       -------   ------------------  ----------  ------   ----     ------ ----
ABERDEEN EMERG MKTS TELE&INF   COM               00301T102    2,565      136,349 SH        SOLE                   136,349
ABERDEEN INDONESIA FD INC      COM               00305P106      321       25,000 SH        SOLE                    25,000
ABERDEEN ISRAEL FUND INC       COM               00301L109    1,478      118,315 SH        SOLE                   118,315
ABERDEEN LATIN AMER EQTY FD    COM               00306K106      228        7,109 SH        SOLE                     7,109
ADAMS EXPRESS CO               COM               006212104   27,702    2,625,790 SH        SOLE                 2,625,790
ASIA PAC FD INC                COM               044901106      696       72,919 SH        SOLE                    72,919
BANCROFT FUND LTD              COM               059695106    2,050      128,480 SH        SOLE                   128,480
BOULDER GROWTH & INCOME FD I   COM               101507101    4,521      743,656 SH        SOLE                   743,656
BOULDER TOTAL RETURN FD INC    COM               101541100    6,258      377,878 SH        SOLE                   377,878
CENTRAL EUROPE & RUSSIA FD I   COM               153436100       57        1,900 SH        SOLE                     1,900
CENTRAL SECS CORP              COM               155123102   13,844      682,662 SH        SOLE                   682,662
CLOUGH GLOBAL ALLOCATION FUN   COM SHS BEN IN    18913Y103    3,288      252,550 SH        SOLE                   252,550
CLOUGH GLOBAL EQUITY FD        COM               18914C100    3,951      326,815 SH        SOLE                   326,815
CLOUGH GLOBAL OPPORTUNITIES    SH BEN INT        18914E106    6,273      583,568 SH        SOLE                   583,568
DENALI FD INC                  COM               24823A102      961       67,095 SH        SOLE                    67,095
EATON VANCE ENH EQTY INC FD    COM               278277108    4,734      445,774 SH        SOLE                   445,774
EATON VANCE ENHANCED EQ INC    COM               278274105    5,570      525,429 SH        SOLE                   525,429
EATON VANCE RISK MNGD DIV EQ   COM               27829G106    7,661      747,405 SH        SOLE                   747,405
EATON VANCE TX MGD DIV EQ IN   COM               27828N102      986      108,758 SH        SOLE                   108,758
EATON VANCE TX MNG BY WRT OP   COM               27828Y108    1,889      151,954 SH        SOLE                   151,954
ELLSWORTH FUND LTD             COM               289074106    2,414      343,349 SH        SOLE                   343,349
EUROPEAN EQUITY FUND           COM               298768102    1,770      290,129 SH        SOLE                   290,129
FIRST TR ENHANCED EQTY INC F   COM               337318109    2,129      180,862 SH        SOLE                   180,862
GABELLI DIVD & INCOME TR       COM               36242H104   10,153      654,621 SH        SOLE                   654,621
GABELLI HLTHCARE & WELLNESS    SHS               36246K103    2,045      243,501 SH        SOLE                   243,501
GENERAL AMERN INVS INC         COM               368802104   12,514      458,373 SH        SOLE                   458,373
GUGGENHEIM ENHANCED EQUITY S   COM               40167K100      610       36,170 SH        SOLE                    36,170
INDIA FD INC                   COM               454089103    3,763      184,630 SH        SOLE                   184,630
ISHARES INC                    MSCI S KOREA      464286772       99        1,800 SH        SOLE                     1,800
ISHARES INC                    MSCI BRAZIL       464286400       78        1,500 SH        SOLE                     1,500
ISHARES INC                    MSCI STH AFRCA    464286780       89        1,400 SH        SOLE                     1,400
ISHARES TR                     MSCI EMERG MKT    464287234    3,326       85,000 SH        SOLE                    85,000
ISHARES TR                     FTSE CHINA25 IDX  464287184       74        2,200 SH        SOLE                     2,200
J F CHINA REGION FD INC        COM               46614T107    2,084      172,102 SH        SOLE                   172,102
JAPAN SMALLER CAPTLZTN FD IN   COM               47109U104    4,816      651,682 SH        SOLE                   651,682
KOREA EQUITY FD INC            COM               50063B104    2,415      266,869 SH        SOLE                   266,869
KOREA FD                       COM NEW           500634209      176        4,821 SH        SOLE                     4,821
LATIN AMERN DISCOVERY FD INC   COM               51828C106      210       14,800 SH        SOLE                    14,800
LAZARD WORLD DIVID & INCOME    COM               521076109       20        1,750 SH        SOLE                     1,750
LIBERTY ALL STAR EQUITY FD     SH BEN INT        530158104    9,389    2,081,890 SH        SOLE                 2,081,890
LIBERTY ALL-STAR GROWTH FD I   COM               529900102      318       79,604 SH        SOLE                    79,604
MACQUARIE GLBL INFRA TOTL RE   COM               55608D101    3,133      180,484 SH        SOLE                   180,484
MADISON CLAYMORE CALL &EQTY    COM               556582104    2,076      272,099 SH        SOLE                   272,099
MADISON STRTG SECTOR PREM FD   COM               558268108    2,109      191,363 SH        SOLE                   191,363
MEXICO EQUITY & INCOME FD      COM               592834105    1,340      114,208 SH        SOLE                   114,208
MORGAN STANLEY ASIA PAC FD I   COM               61744U106    7,161      523,086 SH        SOLE                   523,086
MORGAN STANLEY INDIA INVS FD   COM               61745C105       50        3,200 SH        SOLE                     3,200
NEUBERGER BERMAN RE ES SEC F   COM               64190A103    1,199      271,909 SH        SOLE                   271,909
NEW GERMANY FD INC             COM               644465106    5,702      424,223 SH        SOLE                   424,223
PETROLEUM & RES CORP           COM               716549100   12,950      540,487 SH        SOLE                   540,487
RENN GLOBAL ENTREPENRS         COM               759720105       35       19,062 SH        SOLE                    19,062
RMR REAL ESTATE INCOME FUND    COM               76970B101    3,776      226,929 SH        SOLE                   226,929
ROYCE MICRO-CAP TR INC         COM               780915104       50        5,575 SH        SOLE                     5,575
ROYCE VALUE TR INC             COM               780910105   12,505    1,003,584 SH        SOLE                 1,003,584
SINGAPORE FD INC               COM               82929L109    1,238       98,516 SH        SOLE                    98,516
SOURCE CAP INC                 COM               836144105    2,128       43,195 SH        SOLE                    43,195
TAIWAN FD INC                  COM               874036106    1,757      117,163 SH        SOLE                   117,163
THAI FD INC                    COM               882904105    6,774      422,328 SH        SOLE                   422,328
TRI CONTL CORP                 COM               895436103   20,276    1,310,680 SH        SOLE                 1,310,680
ZWEIG FD                       COM               989834205*     881       73,490 SH        SOLE                    73,490
ZWEIG TOTAL RETURN FD INC      COM               989837208*   7,007      570,125 SH        SOLE                   570,125


* On June 27, 2012, each of The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc. was assigned a new CUSIP number in connection with a reverse stock split. These new CUSIP numbers are used herein.

SK 25123 0002 1309980